File No. 333-134677

    As filed with the Securities and Exchange Commission on December 7, 2006

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 3
                        (Check appropriate box or boxes)

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                       PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)

                           JOHN W. MCGONIGLE, ESQUIRE
                            FEDERATED INVESTORS TOWER
                               1001 LIBERTY AVENUE
                       PITTSBURGH, PENNSYLVANIA 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           MATTHEW G. MALONEY, ESQUIRE
                              DICKSTEIN SHAPIRO LLP
                               1825 EYE STREET, NW
                              WASHINGTON, DC 20006
                                 (202) 420-2200

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

   Title of Securities Being Registered: Institutional Service Shares, no par
                                     value,
                         of U.S. Treasury Cash Reserves

   NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE
                   INVESTMENT COMPANY ACT OF 1940, AS AMENDED













PART C.    OTHER INFORMATION.

ITEM 15.  INDEMNIFICATION:

Indemnification is provided to Trustees and officers of Money Market Obligations Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 16.  EXHIBITS

1 Conformed copy of Restatement and Amendment Numbers 1-18 to the Declaration of Trust of the Registrant; (35)
1.2  Form of Declaration of Trust Amendment No. 19; (42)
1.3 Conformed copy of Amendment No. 20 to the Amended and Restated Declaration of Trust; (43)
1.4 Conformed copy of Amendment No. 21 to the Amended and Restated Declaration of Trust; (50)
1.5 Conformed copy of Amendment No. 22 to the Amended and Restated Declaration of Trust; (55)
1.6 Conformed copy of Amendment No. 23 to the Amended and Restated Declaration of Trust; (57)
1.7 Conformed copy of Amendment No. 24 to the Amended and Restated Declaration of Trust; (58)
1.8 Conformed copy of Amendment No. 25 to the Amended and Restated Declaration of Trust; (59)
1.9 Conformed copy of Amendment No. 26 to the Amended and Restated Declaration of Trust; (59)

2.   Copy of By-Laws and Amendments 1-4 of the Registrant; (35)
2.1  Amendment #5 to By-Laws (42)
2.2  Amendment #6 to By-Laws (46)
2.3  Amendment #7 to By-Laws (52)
2.4  Amendment #8 to By-Laws (59)
2.5  Amendment #9 to By-Laws (60)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of the Registration Statement; (61)

5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Response is incorporated by reference to Post-Effective Amendment No. 33 on Form N-1A filed on August 27, 1999. File Nos. 33-31602 and 811-5950).

6. Conformed copy of Investment Advisory Contract and Exhibits A-PP of the Registrant; (35)
6.1 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (38)
6.2 Conformed copy of Exhibit QQ to the Investment Advisory Contract of the Registrant; (44)
6.3 Conformed copy of Exhibit RR through Exhibit TT to the Investment Advisory Contract of the Registrant; (56)
6.4 Amendment #1 to Exhibit H to Investment Advisory Contract of the Registrant; (58)

7. Conformed copy of Distributor's Contract and Exhibits A-R of the Registrant; (35)
7.1 Conformed copy of Exhibits S-W to the Distribution Contract of the Registrant; (54)
7.2 Conformed copy of Amendment to the Distributor's Contract of the Registrant; (38)
7.3 Conformed copy of Distributor's Contract of the Registrant (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
7.4 Conformed copy of Amendment to the Distributor's Contract of the Registrant. (46)
7.5 Conformed copy of Exhibits X-Y to the Distributor's Contract of the Registrant; (57)
7.6  Conformed copy of Exhibit K to the Distribution Contract of the Registrant;
     (58)

8.   Not Applicable

9.   Conformed copy of Custodian Agreement of the Registrant; (8)
9.1  Conformed copy of Custodian Fee Schedule; (17)

10.  Conformed  copy of  Distribution  Plan and Exhibits A-I of the  Registrant;
     (53)
10.1 Conformed copy of Exhibits J-K of the Distribution  Plan of the Registrant;
     (55)
10.2 Conformed  copy of Exhibit L of the  Distribution  Plan of the  Registrant;
     (57)
10.3 Conformed  copy of Exhibit K of the  Distribution  Plan of the  Registrant;
     (58)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (61)

12.  Form of Opinion regarding tax consequences of Reorganization; (*)

13. The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811- 5843)
13.1 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services Company and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
13.2 Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust - Class B Shares); (23)
13.3 Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust - Class B Shares); (23)
13.4 Conformed copy of Shareholder Services Agreement (Massachusetts Municipal Cash Trust - Boston 1784 Fund Shares); (24)
13.5 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811- 5843);
13.6 The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193);
13.7 The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.8 The Registrant hereby incorporates the Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.9 The Registrant hereby incorporates the Conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06, from Item (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

14. Conformed copy of Consent of Independent Registered Public Accounting Firm of Automated Treasury Cash Reserves; (62)
14.1 Conformed copy of Consent of Independent Registered Public Accounting Firm of U.S. Treasury Cash Reserves; (62)

15.  Not Applicable

16.  Conformed copy of Power of Attorney of the Registrant; (61)
16.1 Conformed copy of Unanimous Consent of Trustees of the Registrant; (61)

17.  Form of Proxy; (63)

_________________________________________________________
*   All exhibits are being electronically filed
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).
42. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed on December 20, 2002. (File Nos. 33-31602 and 811-5950).
43. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed on May 30, 2003. (File Nos. 33-31602 and 811-5950).
44. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 on Form N-1A filed on June 30, 2003. (File Nos. 33-31602 and 811-5950).
46. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed on December 30, 2003. (File Nos. 33-31602 and 811-5950).
50. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 69 on Form N-1A filed on June 29, 2004. (File Nos. 33-31602 and 811-5950).
52. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 73 on Form N-1A filed on December 3, 2004. (File Nos. 33-31602 and 811-5950).
53. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 74 on Form N-1A filed on December 30, 2004. (File Nos. 33-31602 and 811-5950).
54. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 77 on Form N-1A filed on February 25, 2005. (File Nos. 33-31602 and 811-5950).
55. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 79 on Form N-1A filed on May 2, 2005. (File Nos. 33-31602 and 811-5950).
56. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 80 on Form N-1A filed on May 27, 2005. (File Nos. 33-31602 and 811-5950).
57. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 81 on Form N-1A filed on June 28, 2005. (File Nos. 33-31602 and 811-5950).
58. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 82 on Form N-1A filed on September 30, 2005. (File Nos. 33-31602 and 811-5950).
59. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 83 on Form N-1A filed on February 28, 2006. (File Nos. 33-31602 and 811-5950).
60. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 84 on Form N-1A filed on May 26, 2006. (File Nos. 33-31602 and 811-5950).
61. Response is incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed on June 2, 2006. (File Nos. 333-134677 and 811-5950).
62. Response is incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed on June 30, 2006. (File Nos. 333-134677 and 811-5950).
63. Response is incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed on October 2, 2006. (File Nos. 333-134677 and 811-5950).


ITEM 17.  UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 7th of December, 2006.

                  MONEY MARKET OBLIGATIONS TRUST

                  BY: /s/ Nelson W. Winter
                  Nelson W. Winter, Assistant Secretary
                  December 7, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                                TITLE                  DATE

By: /s/ Nelson W. Winter                 Attorney In Fact       December 7, 2006
    Nelson W. Winter                     For the Persons
    ASSISTANT SECRETARY                  Listed Below

John F. Donahue*                     Trustee

J. Christopher Donahue*              President and Trustee
                                     (Principal Executive Officer)

Richard A. Novak*                    Treasurer
                                     (Principal Financial Officer)

Thomas G. Bigley*                    Trustee

John T. Conroy, Jr.*                 Trustee

Nicholas P. Constantakis*            Trustee

John F. Cunningham*                  Trustee

Lawrence D. Ellis, M.D.*             Trustee

Peter E. Madden*                     Trustee

Charles F. Mansfield, Jr.*           Trustee

John E. Murray, Jr., J.D., S.J.D.*   Trustee

Marjorie P. Smuts*                   Trustee

John S. Walsh*                       Trustee

James F. Will                        Trustee

*By Power of Attorney